WILMER CUTLER PICKERING
HALE and DORR LLP



                                                David C. Phelan

                                                60 STATE STREET
                                                BOSTON, MA 02109
                                                +1 617 526 6372
                                                +1 617 526 5000 fax
                                                david.phelan@wilmerhale.com


                                                January 28, 2005

VIA ELECTRONIC SUBMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Ladies and Gentlemen:

Re:  Pioneer Emerging Markets Fund
     Post-Effective Amendment No. 18 to
     Registration Statement on Form N-1A
     (File No. 33-76894 and 811-08448)

      On behalf of the above referenced investment company (the "Fund"), Post-Effective Amendment No. 18 to its Registration Statement on Form N-1A (the "Amendment") is enclosed for filing under (1) the Securities Act of 1933, as amended (the "1933 Act"), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and Rule 8b-11 thereunder, (3) General Instructions B and C to Form N-1A and (4) Rule 101(a) of Regulation S-T. The persons specified in Section 6(a) of the 1933 Act have signed the Amendment on behalf of the Fund and, pursuant to Rule 302 of Regulation S-T, the Fund will retain a manually executed copy of the Amendment. The electronic copy of the Amendment contains conformed signatures.

      The Amendment consists of a Class A, B, C Prospectus, Class Y Prospectus, Class R Prospectus, multi-class statement of additional information, Part C and exhibits. The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act and is intended to become effective 60 days after the date of filing. The Amendment is being filed for the purpose of adding new disclosure in accordance with the Securities and Exchange Commission's final rule releases and accompanying amendments to Form N-1A. Pursuant to Rule 310 under Regulation S-T, tags have been inserted before and after paragraphs in the Amendment that contain revised disclosure.

Securities and Exchange Commission
January 28, 2005
Page 2

      The updated financial statements for the Fund for the most recent fiscal year as required by Section 10(a) of the 1933 Act, as well as all other outstanding information, will be filed and incorporated by means of a subsequent amendment to the Fund's registration statement pursuant to paragraph
(b) of Rule 485 prior to the effective date of the Amendment.

      If you have any questions or comments on the Amendment, please contact me at 617-526-6372 (collect) or Elaine S. Kim, Esq. at (617) 526-6685 (collect).

                                              Respectfully submitted,

                                              /s/ David C. Phelan
                                              David C. Phelan

Enclosures

cc: Christopher J. Kelley, Esq.


                BALTIMORE BEIJING BERLIN BOSTON BRUSSELS LONDON
          MUNICH NEW YORK NORTHERN VIRGINIA OXFORD WALTHAM WASHINGTON